Significant Agreements	9 Months Ended
Sep. 30, 2014
Research and Development [Abstract]
Significant Agreements

4. Significant Agreements

University of California—In May 2010, the Company entered into a license agreement, as amended, with the Regents of University of California (Regents) for exclusive rights in the United States to certain patents owned by the Regents. Under the terms of the agreement, the Company paid an up-front license fee of $100,000 and agreed to reimburse the Regents for patent-related expenses. The Company is obligated to pay the Regents royalties on net sales, if any, as well as an annual maintenance fee of $50,000 beginning in the calendar year after the first commercial sale of a licensed product and milestone payments related to the achievement of certain clinical and regulatory goals totaling up to $900,000 for the first indication and $500,000 for each additional indication for up to two additional indications. Through September 30, 2014, none of these goals had been achieved, and no milestones were payable.